Financial instruments by category - Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments by category
Financial assets	$ 1,420,812	$ 1,576,674
Financial liabilities	2,017,407	1,822,804
Loans and financing
Financial instruments by category
Financial liabilities	1,447,299	1,144,385
Derivative financial instruments
Financial instruments by category
Financial liabilities	15,037	37,458
Trade payables
Financial instruments by category
Financial liabilities	329,814	282,241
Confirming payable
Financial instruments by category
Financial liabilities	111,024	102,287
Use of public asset
Financial instruments by category
Financial liabilities	24,309	25,920
Related parties
Financial instruments by category
Financial liabilities	89,924	230,513
Cash and cash equivalents
Financial instruments by category
Financial assets	1,019,037	915,576
Financial investments
Financial instruments by category
Financial assets	206,547	119,498
Derivative financial instruments
Financial instruments by category
Financial assets	11,777	20,740
Trade accounts receivable
Financial instruments by category
Financial assets	182,713	120,062
Related parties
Financial instruments by category
Financial assets	738	400,798
Loans and receivables
Financial instruments by category
Financial assets	1,202,488	1,436,436
Loans and receivables | Cash and cash equivalents
Financial instruments by category
Financial assets	1,019,037	915,576
Loans and receivables | Trade accounts receivable
Financial instruments by category
Financial assets	182,713	120,062
Loans and receivables | Related parties
Financial instruments by category
Financial assets	738	400,798
Assets held for trading
Financial instruments by category
Financial assets	215,358	126,147
Assets held for trading | Financial investments
Financial instruments by category
Financial assets	206,547	119,498
Assets held for trading | Derivative financial instruments
Financial instruments by category
Financial assets	8,811	6,649
Derivatives used for hedging
Financial instruments by category
Financial assets	2,966	14,091
Derivatives used for hedging | Derivative financial instruments
Financial instruments by category
Financial assets	2,966	14,091
Liabilities at fair value through profit or loss
Financial instruments by category
Financial liabilities	12,842	2,564
Liabilities at fair value through profit or loss | Derivative financial instruments
Financial instruments by category
Financial liabilities	12,842	2,564
Derivatives used for hedging
Financial instruments by category
Financial liabilities	2,195	34,894
Derivatives used for hedging | Derivative financial instruments
Financial instruments by category
Financial liabilities	2,195	34,894
Other financial liabilities
Financial instruments by category
Financial liabilities	2,002,370	1,785,346
Other financial liabilities | Loans and financing
Financial instruments by category
Financial liabilities	1,447,299	1,144,385
Other financial liabilities | Trade payables
Financial instruments by category
Financial liabilities	329,814	282,241
Other financial liabilities | Confirming payable
Financial instruments by category
Financial liabilities	111,024	102,287
Other financial liabilities | Use of public asset
Financial instruments by category
Financial liabilities	24,309	25,920
Other financial liabilities | Related parties
Financial instruments by category
Financial liabilities	$ 89,924	$ 230,513